Business Combinations (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination [Line Items]
Schedule of Intangible Assets and Amortization Periods

Identifiable intangible assets and their amortization periods are estimated as follows (in thousands):

	Cost Basis	Useful Life (years)
Flogistix
Trade name	$16,650	10
Developed Technology	47,450	20
Customer relationships	46,190	14
	$110,290
FPS
Trade name	$39,000	10
Developed Technology	39,000	10
Customer relationships	116,000	9
	$194,000

Schedule of Certain Unaudited Pro Forma Financial Information	The following table (in thousands) presents certain unaudited pro forma financial information for the years ended December 31, 2024 and 2023, as if the 2024 Business Combination had been completed on January 1, 2023.

	Year Ended December 31,
	2024	2023
Pro forma net sales	$733,259	$665,311
Pro forma net income	$103,999	$122,177

Schedule of Purchase Price Allocation Related to Acquisition

The purchase price and assessment of the fair value of the assets acquired were as follows (in thousands):

Property, plant and equipment	$2,363
Intangible assets	3,928
Earnout liability	(548)
Identifiable net assets acquired	5,743
Goodwill	1,257
Total consideration transferred	$7,000

Flogistix
Business Combination [Line Items]
Schedule of Assets Acquired and Liabilities Assumed

The following table presents the consideration transferred and preliminary fair value of Flogistix assets acquired and liabilities assumed in accordance with ASC 805 (in thousands):

Cash and cash equivalents	$193
Accounts receivable - trade, net	18,104
Inventory	82,378
Prepaid expenses and other current assets	2,551
Property, plant and equipment	357,443
Intangible assets	110,290
Finance lease right-of-use assets	8,629
Operating lease right-of-use assets	9,763
Other assets	358
Accounts payable - Trade	(18,143)
Accrued expenses	(9,495)
Current portion of finance lease obligations	(2,356)
Current portion of operating lease obligations	(3,579)
Deferred revenue	(4,085)
Operating lease obligations, net of current portion	(6,172)
Finance lease obligations, net of current portion	(6,506)
Long-term debt	(205,933)
Identifiable net assets acquired	333,440
Goodwill	66,325
Total consideration transferred	$399,765

FPS
Business Combination [Line Items]
Schedule of Assets Acquired and Liabilities Assumed

The following table presents the consideration transferred and preliminary fair value of Flowco Productions assets acquired and liabilities assumed in accordance with ASC 805 (in thousands):

Cash and cash equivalents	$2,895
Accounts receivable - trade, net	42,999
Inventory	61,194
Prepaid expenses and other current assets	1,565
Property, plant and equipment	28,608
Intangible assets	194,000
Finance lease right-of-use assets	6,102
Operating lease right-of-use assets	5,151
Other assets	300
Accounts payable - Trade	(11,119)
Accrued expenses	(15,534)
Current portion of finance lease obligations	(3,225)
Current portion of operating lease obligations	(2,179)
Operating lease obligations, net of current portion	(2,972)
Finance lease obligations, net of current portion	(2,877)
Long-term debt	(29,930)
Identifiable net assets acquired	274,978
Goodwill	179,885
Total consideration transferred	$454,863